Trade and Other Receivables - Schedule of Current Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables And Accrued Income [Line Items]
Trade receivables and accrued income	$ 4,752	$ 4,562
Interest receivable	6	10
Tax receivable, other than income tax	368	572
Loans to customers	166	85
Prepaid expenses	428	316
Other receivables	846	846
Current trade and other receivable	$ 6,566	6,391
Adjustments [Member]
Trade Receivables And Accrued Income [Line Items]
Trade receivables and accrued income		4,523
Interest receivable		10
Tax receivable, other than income tax		572
Loans to customers		85
Prepaid expenses		316
Other receivables		846
Current trade and other receivable		$ 6,352